MATERIAL ACCOUNTING POLICY INFORMATION - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Details) - Top of range	12 Months Ended
Dec. 31, 2025
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of time, property, plant and equipment (in years)	50 years
Intermodal containers
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of time, property, plant and equipment (in years)	20 years
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of time, property, plant and equipment (in years)	25 years
Network systems
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of time, property, plant and equipment (in years)	60 years